Nature of business, basis of presentation and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of cash and cash equivalents	The Company's cash and cash equivalents, at December 31, consisted of the following
	2015	2014
Cash in bank	$ 846	$ 775
Money market funds	-	-
Cash and cash equivalents	$ 846	$ 775

Schedule of amortization for intangible assets	Future intangible asset amortization is as follows:
Year Ended December 31,
2016	$ 322
2017	269
Total	$ 591

Schedule of Antidilutive Securities Excluded from Calculation of Earnings Per Share

The number of shares of Common Stock subject to outstanding options, preferred shares on an as converted basis and shares issuable upon exercise of warrants excluded from the calculation of loss per share as their inclusion would be anti-dilutive are as follows:

	December 31, 2015	December 31, 2014
Common Stock subject to outstanding options	82	58
Series A-1 Preferred Stock	50	45
Series B Preferred Stock	1,044	945
Series C Preferred Stock	565	512
Series D-1 Preferred Stock	1,116	801
Series D-2 Preferred Stock	737	667
Warrants outstanding	206	171